Schedule of Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 23,001	$ 17,125	$ 16,121
Interest cost	33,151	28,935	23,016
Expected return on assets	(36,385)	(32,661)	(26,660)
Prior service cost	422	445	449
Actuarial (gain) loss	17,159	4,045	15,679
Transition asset	(1)	(1)	(1)
Settlement charge			729
Termination benefit charge	2,085	13,652
Net periodic benefit cost	39,432	31,540	29,333
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	137	206	227
Interest cost	928	1,164	1,013
Prior service cost	(2,302)	(3,255)	(3,255)
Actuarial (gain) loss	(309)	(266)	25
Net periodic benefit cost	$ (1,546)	$ (2,151)	$ (1,990)